Inventories, Net (Tables)	12 Months Ended
Oct. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventory	Inventory comprised of the following:
	October 31, 2024	October 31, 2023
Raw materials	22,606	36,740
Goods shipped to customer	1,914	—
Finished goods	46,966	59,130
Inventories, net	71,486	95,870